Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Derivative financial instruments

	As at 31 December
	2021	2022
	RMB’000	RMB’000
Current derivative financial instrument assets
Commodity swaps contracts applied hedge accounting	48,614	—
Commodity swaps contracts at fair value through profit or loss	32,791	—

Total derivative financial assets	81,405	—

Current derivative financial instrument liabilities
Commodity swaps contracts at fair value through profit or loss	(23,804)	—

Total derivative financial liabilities	(23,804)	—

Reconciliation of hedging reserve in respect of commodity price risk and effectiveness of hedging relationships

	Pre-tax	Tax effect	Post-tax
	amount RMB’000	RMB’000	amount RMB’000
Balance at 1 January 2022	48,613	(12,153)	36,460
Effective portion of the cash flow hedge recognized in other comprehensive income	375,701	(93,925)	281,776
Amounts reclassified to profit or loss	(107,009)	26,752	(80,257)
Reclassified to inventory	(317,305)	79,326	(237,979)

Balance at 31 December 2022	—	—	—

Reconciliation of hedging reserves in statement of profit or loss

	2021	2022
	RMB’000	RMB’000
Net gains/(losses) on commodity swaps contracts not qualifying as hedges included in other gains / (losses) - net	18,997	(35,434)
Net gains on foreign exchange forward contracts not qualifying as hedges included in other gains / (losses) - net	—	7,583
Net losses on foreign exchange option contracts not qualifying as hedges included in other gains / (losses) - net	(151)	—

Total	18,846	(27,851)

The aggregate net foreign exchange (losses) / gains recognized in the consolidated statements of profit or loss
The aggregate net foreign exchange (losses) / gains recognized in the consolidated statements of profit or loss were:

	2021	2022
	RMB’000	RMB’000
Net foreign exchange (losses)/gains included in Other gains/(losses) - net (note 8)	(1,861)	21,969

Schedule of interest rate financial instruments

	2021	2022
	RMB’000	RMB’000
Fixed rate:
Time deposits with maturity less than one year	7,350,000	3,000,000
Time deposits with maturity more than one year	5,500,000	3,300,000
Borrowings	(1,500,000)	(1,550,000)
Lease liabilities	(4,613)	(16,251)

	11,345,387	4,733,749

Variable rate:
Cash and cash equivalents	5,112,010	889,413
Borrowings	(759,800)	(700,000)

	4,352,210	189,413

Net provision of impairment losses on financial assets recognized in income statement

	2021 RMB’000	2022 RMB’000
Impairment losses
- provision in loss allowance for trade receivables	(1,354)	(778)
- provision in loss allowance for other receivables	(1)	(4,727)
Impairment losses reversed	—	139

Provision of impairment losses on financial assets	(1,355)	(5,366)

Maturity analysis for financial liabilities

	As at 31 December 2021
	Contractual maturities of financial liabilities
	Less than 1 year RMB’000	Between 1 and 2 years RMB’000	Between 2 and 5 years RMB’000	Over 5 years RMB’000	Total RMB’000	Carrying amount
Non-derivatives
Borrowings	1,578,817	7,665	704,914	—	2,291,396	2,259,800
Lease liabilities	3,814	730	814	—	5,358	4,613
Bills payables	562,593	—	—	—	562,593	562,593
Trade payables	1,527,706	—	—	—	1,527,706	1,527,706
Other payables	1,003,860	—	—	—	1,003,860	1,003,860
Amounts due to related parties excluded non-financial liabilities	4,910,255	—	—	—	4,910,255	4,910,255

	9,587,045	8,395	705,728	—	10,301,168	10,268,827

Derivatives
Derivative financial liabilities	23,804	—	—	—	23,804	23,804

	As at 31 December 2022
	Contractual maturities of financial liabilities
	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Total	Carrying amount
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Non-derivatives
Borrowings	1,570,282	704,914	—	—	2,275,196	2,250,000
Lease liabilities	9,395	7,531	655	—	17,581	16,251
Bills payables	24,951	—	—	—	24,951	24,951
Trade payables	1,818,453	—	—	—	1,818,453	1,818,453
Other payables	1,083,130	—	—	—	1,083,130	1,083,130
Amounts due to related parties excluded non-financial liabilities	7,877,323	—	—	—	7,877,323	7,877,323

	12,383,534	712,445	655	—	13,096,634	13,070,108

Derivatives
Derivative financial liabilities	—	—	—	—	—	—

Schedule of detailed information of adjusted net debt to capital ratio explanatory

	Note	2022 RMB’000
Current liabilities:
Borrowings	26	1,550,000
Lease liabilities	15	8,738

		1,558,738
Non-current liabilities:
Borrowings	26	700,000
Lease liabilities	15	7,513

Total Debt		2,266,251
Less: Cash and cash equivalents	23	(889,413)

Adjusted net debt		1,376,838

Total equity		26,355,363
Less: Hedging reserve		—

Adjusted capital		26,355,363

Adjusted net debt-to-capital ratio		5%

Recurring fair value measurements

	As at 31 December 2021
	Note	Level 1	Level 2	Level 3	Total
		RMB’000	RMB’000	RMB’000	RMB’000
Recurring fair value measurements
Financial assets
Financial assets measured at fair value through profit or loss
- Commodity swaps contracts	3.1(a)	—	32,791	—	32,791
Financial assets at fair value through other comprehensive income
- Trade and bills receivable	25	—	1,072,690	—	1,072,690
- Equity investments	25	—	—	5,000	5,000
- Commodity swaps contracts	3.1(a)	—	48,614	—	48,614

		—	1,154,095	5,000	1,159,095

Financial liabilities
Financial liabilities measured at fair value through profit or loss
- Commodity swaps contracts		—	23,804	—	23,804

		—	23,804	—	23,804

Amounts due to related parties – measured at fair value through profit or loss (FVPL)		—	1,388,286	—	1,388,286

		As at 31 December 2022
	Note	Level 1	Level 2	Level 3	Total
		RMB’000	RMB’000	RMB’000	RMB’000
Recurring fair value measurements
Financial assets
Financial assets measured at fair value through other comprehensive income
- Trade and bills receivable	25	—	582,354	—	582,354
- Equity investments	25	—	—	5,000	5,000

		—	582,354	5,000	587,354

Changes in level 3 items

	Equity investments RMB’000	Structured deposits RMB’000	Total RMB’000
As at 31 December 2020	5,000	—	5,000
Acquisitions	—	8,150,000	8,150,000
Disposals	—	(8,247,921)	(8,247,921)
Fair value change	—	97,921	97,921

As at 31 December 2021	5,000	—	5,000

Acquisitions	—	1,000,000	1,000,000
Disposals	—	(1,011,124)	(1,011,124)
Fair value change	—	11,124	11,124

As at 31 December 2022	5,000	—	5,000